Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The fair values and carrying values of the Company’s long-term debt at December 31, 2020 and 2019 are as follows:

	2020	2020	2019	2019
As at December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt measured at fair value:
$50 million of MTN Series 33 notes	—	—	50	50
$300 million MTN Series 39 notes	303	303	301	301
Other notes and debentures	12,805	15,795	11,124	13,121
Long-term debt, including current portion	13,108	16,098	11,475	13,472

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities at December 31, 2020 and 2019 is as follows:

As at December 31, 2020 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Derivative instruments (Note 10)
Fair value hedges	3	3	—	3	—
	3	3	—	3	—

Liabilities:
Long-term debt, including current portion	13,108	16,098	—	16,098	—
Derivative instruments (Notes 15,16)
Cash flow hedges, including current portion	25	25	—	25	—
	13,133	16,123	—	16,123	—

As at December 31, 2019 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Derivative instruments (Note 14)
Fair value hedges	1	1	—	1	—
Cash flow hedges	2	2	—	2	—
	3	3	—	3	—

Liabilities:
Long-term debt, including current portion	11,475	13,472	—	13,472	—
	11,475	13,472	—	13,472	—